Accrued liabilities and other payables (Tables)	12 Months Ended
Dec. 31, 2016
Accrued liabilities and other payables [Abstract]
Schedule of Accrued Liabilities and Other Payables
	December 31,	December 31,
(In thousands)	2015	2016
Payroll and welfare	10,570	11,322
Agency commissions and rebates—online advertising	2,443	2,297
Payables for advertisement on exclusive online games	1,643	1,521
Receipts in advance from customers (note a)	—	5,538
Tax levies	1,605	1,864
Payables for purchase of equipment	4,999	3,235
Legal and litigation related expenses (Note 26)	2,601	2,904
Professional fees	908	1,007
Staff reimbursements	611	452
Rental expense	4	5
Payables for proceeds from selling exercised stock options	177	352
Payables for gaming distribution	158	147
Payables to Nesound	622	807
Others	1,038	1,680
Total	27,379	33,131

note a:    Receipts in advance from customers represents prepayment from a customer in respect of CDN and advertisements services.